SEGMENT REPORTING - Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 14,052	$ 15,921	$ 24,310
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
Gross profit (loss) by Segment		$ 2,667	$ (1,075)	$ 3,529
Gross profit (loss) by Segment (as a percent)		(19.00%)	(7.00%)	15.00%
Loss before income taxes		$ (2,939)	$ (2,534)	$ (25,458)
Operating segments
SEGMENT REPORTING
Total segment loss		(3,167)	(9,585)	(5,348)
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment		$ 2,284	$ 2,323	$ 12,385
Net Sales by Segment (as a percent)		16.00%	15.00%	51.00%
Gross profit (loss) by Segment		$ (618)	$ (4,358)	$ 1,237
Gross profit (loss) by Segment (as a percent)		(27.00%)	(188.00%)	10.00%
Total segment loss		$ (6,452)	$ (12,868)	$ 7,640
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment		$ 11,768	$ 13,598	$ 11,925
Net Sales by Segment (as a percent)		84.00%	85.00%	49.00%
Gross profit (loss) by Segment		$ 3,285	$ 3,283	$ 2,292
Gross profit (loss) by Segment (as a percent)		28.00%	24.00%	19.00%
Total segment loss		$ 3,285	$ 3,283	$ 2,292
General and Corporate
SEGMENT REPORTING
General and corporate		$ 228	$ 7,051	$ (20,110)

[1]	Revenue recognized for the years ended December 31, 2022, 2021 and 2020 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.3 million, $0.4 million and $1.2 million, respectively.